UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21515

TS&W / Claymore Tax-Advantaged Balanced Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

TS&W/Claymore Tax-Advantage Balanced Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

Principal Amount		VALUE
	Long Term Municipal Bonds - 79.6%
	Arizona - 3.5%
	Maricopa County Industrial Development Authority
	Health Facilities Revenue
	Catholic Healthcare West-A, BBB+, Baa1
$3,300,000	5.375%, 7/01/2023	$3,339,666
	Maricopa County Pollution Control Corporation
	Pollution Control Revenue
	Reference Public Service Co-A-RMK, BBB, Baa2
4,500,000	5.750%, 11/01/2022	4,626,225

		7,965,891

	California - 16.4%
	California Statewide Communities Development Authority Revenue
	Bentley School, NR, NR
6,000,000	6.750%, 7/01/2032	6,298,500
	Corona-Norco Unified School District, Special Tax
	Community Facilities District No. 98-1, AMBAC Insured, AAA, Aaa
1,395,000	5.100%, 9/01/2032	1,431,214
	Eastern California Municipal Water District
	Community Facilities, Special Tax
	Improvement Area 2-Sheffield/Rancho, NR, NR
1,080,000	5.875%, 9/01/2034	1,100,660
	Golden State Tobacco Securitization Corporation
	Tobacco Settlement Revenue
	Enhanced Asset Backed, Series B, A-, Baa1
9,120,000	5.500%, 6/01/2043	9,411,019
	Lincoln Improvement Board Act 1915
	Public Finance Authority - Twelve Bridges, NR, NR
2,630,000	6.200%, 9/02/2025	2,772,388
	Murrieta Valley Unified School District, Special Tax
	Community Facilities District No. 2000-2, NR, NR
1,625,000	6.300%, 9/01/2024	1,739,091
2,505,000	6.375%, 9/01/2032	2,682,104
	Orange County Community Facilities District
	Special Tax, No. 03-1-Ladera Ranch
	Series A, NR, NR
1,000,000	5.625%, 8/15/2034	1,017,750
	Palm Springs Community
	Redevelopment Agency Tax Allocation
	Reference Merged Production No. 1, Series A, A-, NR
1,800,000	5.500%, 9/01/2034	1,837,152
	Palm Springs Financing Authority Lease Revenue
	Convention Center Project
	Series A, MBIA Insured, AAA, Aaa

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

Principal Amount		VALUE
4,000,000	5.500%, 11/01/2035	4,350,120
	Poway Unified School District
	Special Tax
	Community Facilities District Number 10-Area-E, NR, NR
915,000	5.750%, 9/01/2032	924,306
	Poway Unified School District
	Special Tax
	Community Facilities District Number 6-Area-A, NR, NR
1,350,000	6.125%, 9/01/2033	1,389,731
	William S Hart Joint School
	Financing Authority Revenue, BBB+, NR
1,870,000	5.625%, 9/01/2034	1,913,646

		36,867,681

	Colorado - 4.4%
	Denver Health & Hospital Authority
	Healthcare Revenue
	Series A, ACA-CBI Insured, A, NR
1,355,000	5.375%, 12/01/2028	1,357,195
	Denver Health & Hospital Authority
	Healthcare Revenue
	Series A, BBB, Baa3
1,000,000	6.000%, 12/01/2031	1,030,400
2,000,000	6.250%, 12/01/2033	2,118,660
	Northwest Parkway Public Highway Authority Revenue
	First Tier - Sub-Series D, BB+, Ba1
5,000,000	7.125%, 6/15/2041	5,307,000

		9,813,255

	Connecticut - 1.6%
	Mohegan Tribe Indians Gaming Authority
	Public Improvement Priority Distribution, BBB-, NR
3,500,000	5.250%, 1/01/2033	3,489,465

	Delaware - 0.2%
	Delaware State Health Facilities Authority Revenue
	Reference Beebe Medical Center Project, Series A, BBB, Baa1
500,000	5.500%, 6/01/2024	514,385

	Florida - 2.4%
	Saint Johns County Industrial Development Authority
	First Mortgage Revenue
	Presbyterian Retirement, Series A, NR, NR
5,450,000	5.625%, 8/01/2034	5,460,518

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

Principal Amount		VALUE
	Georgia - 5.7%
	Chatam County Hospital Authority Revenue
	Hospital Improvement Member Health University, Series A, A-, A3
3,000,000	5.500%, 1/01/2034	3,069,600
	Milledgeville-Baldwin County Development Authority Revenue
	Georgia College and State University Foundation, BBB, NR
2,500,000	5.625%, 9/01/2030	2,568,775
1,000,000	6.000%, 9/01/2033	1,057,780
	Richmond County Development Authority
	ASU Jaguar Student Housing LLC, Series A, NR, A3
2,865,000	5.250%, 2/01/2030	2,885,829
3,350,000	5.250%, 2/01/2035	3,373,349

		12,955,333

	Illinois - 2.7%
	Illinois Educational Facilities Authority Revenues
	University of Chicago
	Series A, AA, Aa1
4,000,000	5.125%, 7/1/2038	4,045,920
	Metropolitan Pier & Exposition Authority
	Dedicated State Tax Revenue
	Reference McCormick Place Exposition Project
	Series A, AA-, A1
2,000,000	5.500%, 6/15/2027	2,014,380

		6,060,300

	Indiana - 0.9%
	Indiana Health Facility Financing Authority Hospital Revenue
	Deaconess Hospital
	Series A, AMBAC Insured, AAA, Aaa
2,000,000	5.375%, 3/01/2034	2,104,520

	Kansas - 1.2%
	Burlington Pollution Control Revenue
	Reference Kansas Gas & Electric Co., Project A, AAA, Aaa
2,500,000	5.300%, 6/01/2031	2,637,200

	Massachusetts - 0.4%
	Massachusetts State Development Finance Agency Revenue
	Hampshire College, BBB, Baa2
930,000	5.625%, 10/01/2024	965,303

	Minnesota - 4.0%
	Cohasset Pollution Control Revenue
	Reference Coll-Allete Income Project, A, Baa1
4,000,000	4.950%, 7/01/2022	4,046,000

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

Principal Amount		VALUE
	Duluth Economic Development Authority
	Health Care Facilities Revenue
	Benedictine Health Systems, Saint Mary’s, A-, NR
5,000,000	5.250%, 2/15/2028	5,025,050

		9,071,050

	Missouri - 4.9%
	Cole County Industrial Development Authority
	Senior Living Facilities Revenue
	Lutheran Senior Services Heisinger Project, NR, NR
4,690,000	5.500%, 2/01/2035	4,768,370
	Missouri State Development Finance Board
	Infrastructure Facilities Revenue
	Branson Landing Project, Series A, BBB+, Baa1
6,000,000	5.625%, 12/01/2028	6,215,820

		10,984,190

	Nevada - 0.8%
	Director State of Nevada Department of Business & Industry
	Capital Appreciation Las Vegas Monorail, AAA, Aaa
3,000,000	Zero Coupon, 1/01/2016	1,813,800

	New Jersey - 6.3%
	Camden County Improvement Authority Revenue
	Healthcare Redevelopment Cooper Health, Series A, BBB, Baa3
6,400,000	5.750%, 2/15/2034	6,442,624
	New Jersey Health Care Facilities
	Financing Authority Revenue
	Saint Elizabeth Hospital Obligated Group, BBB-, Baa3
3,000,000	6.000%, 7/01/2020	3,051,660
	New Jersey State Educational Facilities Authority Revenue
	Fairleigh Dickinson University, Series D, NR, NR
3,000,000	6.000%, 7/01/2025	3,151,680
	New Jersey State Educational Facilities Authority Revenue
	Stevens Institute of Technology, Series B, BBB+, Baa2
1,450,000	5.375%, 7/01/2034	1,479,101

		14,125,065

	New York - 1.8.%
	New York
	Subseries C-1, A, A2
2,500,000	5.250%, 8/15/2026	2,617,550
	New York State Dorm Authority Revenues
	Rochester University, Series A, A+, A1
1,500,000	5.000%, 7/01/2034	1,515,120

		4,132,670

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

Principal Amount		VALUE
	Ohio - 4.4%
	Akron Bath Copley Joint Township Hospital District Revenue
	Hospital Facilities-Summa Health Systems
	Series A, Radian Insured, NR, Aa3
4,560,000	5.500%, 11/15/2034	4,821,972
	Toledo-Lucas County
	Port Authority Special Assessment Revenue
	Crocker Park Public Improvement Project, NR, NR
5,000,000	5.375%, 12/01/2035	5,105,350

		9,927,322

	Pennsylvania - 8.3%
	Pennsylvania State Higher Educational Facilities
	Authority Revenue
	Widener University, BBB+, NR
3,750,000	5.375%, 7/15/2029	3,816,712
	Philadelphia Gas Works Revenue
	Fifth Series A-1, AAA, Aaa
5,000,000	5.000%, 9/01/2033	5,081,950
	Sayre Health Care Facilities Authority Revenue
	Guthrie Health, Series A, A-, NR
9,530,000	5.875%, 12/01/2031	9,856,784

		18,755,446

	Rhode Island - 3.1%
	Rhode Island State Health & Educational Building
	Corporation Revenue
	Hospital Financing Lifespan Obligated Group, BBB, Baa2
3,500,000	6.375%, 8/15/2021	3,748,710
3,000,000	6.500%, 8/15/2032	3,171,960

		6,920,670

	South Carolina - 2.9%
	Lexington County Health Services District
	Income Hospital Revenue, A, A2
1,430,000	5.500%, 5/01/2032	1,473,644
5,000,000	5.500%, 5/01/2037	5,149,900

		6,623,544

	Texas - 3.1%
	Richardson Hospital Authority
	Hospital Refinance & Improvement
	Richardson Regional, BBB, Baa2
6,780,000	6.000%, 12/01/2034	6,952,280

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

Principal Amount		VALUE
	Wisconsin - 0.6%
	Wisconsin State Heath & Educational Facilities
	Authority Revenue
	Blood Center Southeastern Project, BBB+, NR
500,000	5.500%, 6/01/2024	507,525
750,000	5.750%, 6/01/2034	760,485

		1,268,010

	Total Long Term Municipal Bonds
	(Cost $174,539,320)	179,407,898

Number of Shares
	Common Stocks - 55.5%
	Automotive - 1.1%
60,000	DaimlerChrysler AG	2,485,200

	Banking and Finance - 16.0%
50,000	Australia and New Zealand Banking Group Ltd. ADR	3,455,000
60,000	Bank of America Corp.	2,599,800
50,000	BB&T Corp.	1,984,500
81,000	Citigroup, Inc.	3,573,720
50,000	HSBC Holdings PLC ADR	3,990,000
150,000	ING Group NV ADR	3,792,000
100,000	National City Corp.	3,862,000
75,000	New York Community Bancorp, Inc.	1,540,500
70,000	PNC Financial Services Group	3,787,000
90,000	U.S. Bancorp	2,601,000
50,000	Wachovia Corp.	2,347,500
65,000	Washington Mutual, Inc.	2,540,200

		36,073,220

	Beverages, Food and Tobacco - 3.1%
60,000	Altira Group, Inc.	2,822,400
107,500	Sara Lee Corp.	2,457,450
40,000	UST, Inc.	1,610,400

		6,890,250

	Building and Building Products - 1.5%
96,500	Masco Corp.	3,332,145

	Business Equipment and Services - 1.3%
66,500	Pitney Bowes, Inc.	2,932,650

	Computers - 0.8%
100,000	Hewlett-Packard Co.	1,875,000

	Computer - Software and Peripherals - 0.9%
75,000	Microsoft Corp.	2,073,750

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

Number of Shares		VALUE
	Conglomerates - 1.1%
75,000	General Electric Co.	2,518,500

	Consumer Goods and Services - 0.7%
90,000	Mattel, Inc.	1,631,700

	Electronics - 0.8%
40,000	Hubbell, Inc, Class B	1,793,200

	Forest and Paper Products - 1.4%
98,300	MeadWestvaco Corp.	3,135,770

	Household and Personal Care Products - 1.7%
27,500	Kimberly-Clark Corp.	1,776,225
106,500	Newell Rubbermaid, Inc.	2,134,260

		3,910,485

	Insurance - 2.2%
65,000	Allstate Corp. (The)	3,119,350
55,000	St. Paul Travelers Cos., Inc. (The)	1,818,300

		4,937,650

	Mining - 0.8%
17,500	Rio Tino PLC ADR	1,901,375

	Oil and Gas - 7.3%
65,000	BP PLC ADR	3,739,450
70,000	ChevronTexaco Corp.	3,754,800
80,000	KeySpan Corp.	3,136,000
60,000	Shell Transport & Trading Co. PLC ADR	2,670,600
30,000	Total SA ADR	3,065,100

		16,365,950

	Pharmaceuticals - 4.0%
135,000	Bristol-Myers Squibb Co.	3,195,450
75,000	GlaxoSmithKline PLC ADR	3,279,750
75,000	Merck & Co., Inc.	2,475,000

		8,950,200

	Publishing - 1.2%
85,000	R.R. Donnelley & Sons Co.	2,662,200

	Telecommunications - 5.6%
100,000	BCE, Inc.	2,165,000
85,000	BellSouth Corp.	2,305,200
65,000	BT Group PLC ADR	2,141,750
100,000	SBC Communications, Inc.	2,595,000
86,500	Verizon Communications, Inc.	3,406,370

		12,613,320

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

Number of Shares		VALUE
	Utilities - Gas and Electric - 2.7%
55,000	DTE Energy Co.	2,320,450
75,000	NiSource, Inc.	1,575,750
50,000	Progress Energy, Inc.	2,117,000

		6,013,200

	Waste Management - 1.3%
110,000	Waste Management, Inc.	3,007,400

	Total Common Stocks
	(Cost $124,607,083)	125,103,165

Principal Amount
	Corporate Bonds - 12.5%
	Automotive - 0.5%
	Navistar International, BB-, Ba3
$1,000,000	7.500%, 6/15/2011	1,067,500

	Banking and Finance - 1.0%
	E* Trade Financial Corp., B+, B1, (a)
1,250,000	8.000%, 6/15/2011	1,300,000
	Presidential Life Corp., B+, B2
1,000,000	7.875%, 2/15/2009	1,000,000

		2,300,000

	Building and Building Products - 0.9%
	K Hovnanian Enterprises, BB, Ba2
1,000,000	6.500%, 1/15/2014	1,022,500
	KB Home, BB+, Ba1
1,000,000	5.750%, 2/01/2014	995,000

		2,017,500

	Entertainment - 0.7%
	Carmike Cinemas, CCC+, Caa1
1,500,000	7.500%, 2/15/2014	1,518,750

	Forest Products & Paper - 0.5%
	Stone Container Finance, B, B2, (a)
1,100,000	7.375%, 7/15/2014	1,152,250

	Food - 0.5%
	Smithfield Foods, Inc., BB, Ba2, (a)
1,000,000	7.000%, 8/01/2011	1,045,000

	Health and Medical Facilities - 0.5%
	Triad Hospitals, Inc., B+, B2
1,000,000	7.000%, 5/15/2012	1,045,000

	Home Furnishings - 0.4%
	Sealy Mattress Co., B-, Caa1
1,000,000	8.250%, 6/15/2014	1,010,000

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

Principal Amount		VALUE
	Iron/Steel - 0.2%
	AK Steel Corp., B+, B3
500,000	7.875%, 2/15/2009	496,250

	Oil and Gas - 0.1%
	Chesapeake Energy Corp., BB-, Ba3, (a)
100,000	7.000%, 8/15/2014	105,750

	Retail - Apparel and Shoes - 1.2%
	Dillards, Inc., BB, B2
500,000	7.850%, 10/01/2012	532,500
	Foot Locker, Inc., BB+, Ba2
1,000,000	8.500%, 1/15/2022	1,065,000
	Phillips Van-Heusen Corp., BB, B1
1,215,000	7.750%, 11/15/2023	1,215,000

		2,812,500

	Special Purpose Entity - 4.4%
	Dow Jones CDX, NR, B3, (a)
3,000,000	8.000%, 12/29/2009	3,005,625
	Dow Jones CDX, NR, B3, (a)
6,850,000	7.750%, 12/29/2009	6,935,625

		9,941,250

	Telecommunications - 0.5%
	Nextel Communications, Inc., BB, Ba3
1,000,000	6.875%, 10/31/2013	1,040,000

	Transportation - 0.2%
	General Maritime Corp., B+, B1
500,000	10.000%, 3/15/2013	568,125

	Travel Services - 0.5%
	Royal Caribbean Cruises, BB+, Ba2
1,000,000	6.875%, 12/01/2013	1,065,000

	Waste Management - 0.4%
	Allied Waste North America, BB-, Ba3
1,000,000	6.125%, 2/15/2014	932,500

	Total Corporate Bonds

	(Cost $27,364,447)	28,117,375

Number of Shares
	Preferred Stocks - 1.9%
	Real Estate Investment Trusts - 1.7%
10,000	CareAmerica Realty Corp., Series E, 7.500%, BBB-, Baa3	265,600
20,000	CBL & Associates Properties, Series C, 7.750%, NR, NR	524,200
20,000	Developers Divers Realty, 8.600%, BBB-, Ba1	536,000
20,000	Health Care REIT, Inc., Series D, 7.875%, BB+, Ba1	506,800

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

Number of Shares		VALUE
10,000	Istar Financial, Inc., Series I, 7.500%, BB, Ba3	248,000
5,000	PS Business Parks, Inc., Series H, 7.000%, BBB-, Ba1	122,500
20,000	Realty Income Corp., 7.375%, BBB-, Baa3	523,000
18,500	Regency Centers Corp., 7.250%, BBB-, Baa3	472,675
25,000	Vornado Realty Trust, Series E, 7.000%, BBB-, Baa3	639,500

		3,838,275

	Pipelines - 0.2%
15,000	Dominion Consolidated Natural Gas Capital Trust I, 7.800%, BBB-, Baa1	401,250

	Total Preferred Stocks

	(Cost $4,081,700)	4,239,525

	Investment Companies - 0.2%
5,000	AEW Real Estate Income Fund	85,900
5,000	Neuberger Berman Real Estate Income Fund, Inc.	98,650
7,000	Scudder Preef Real Estate Fund II	103,950

	Total Investment Companies
	(Cost $266,359)	288,500

	Total Long Term Investments
	(Cost $330,858,909) - 149.7%	337,156,463

Principal Amount
	Short Term Investment - 4.7%
	Colorado - 1.0%
	Moffat County Pollution Control Revenue
	Adjustable Reference Pacificorp Projects, AAA/A-1, Aaa/VMIG1
$2,400,000	1.720%, 5/01/2013, (b)	2,400,000
	New York - 3.7%
	New York
	Adjustable Subseries A-6, AAA/A-1+, Aaa/VMIG1
	FSA Insured
8,260,000	1.770%, 11/01/2026, (b)	8,260,000

	Total Short Term Investments
	(Cost $10,660,000)	10,660,000

	Total Investments
	(Cost $341,518,909) - 154.4%	347,816,463
	Liabilities in excess of other assets - (1.1%)	(2,490,424)
	Preferred Shares, at Liquidation Value - (-53.3% of Net Assets Available to Common Shares or - 37.4% of Total Investments)	(120,000,000)

	Net Assets - 100.0%	$225,326,039

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

SWAP AGREEMENTS

Counterparty (c)	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
JP Morgan	3/1/2025	$38,000,000	4.208%	BMA Index	(497,067)
Morgan Stanley	3/7/2025	$20,000,000	4.207%	BMA Index	(153,278)
Morgan Stanley	11/12/2024	$17,200,000	5.415%	20 Year Libor	(591,538)

		$75,200,000			(1,241,883)

ADR American Depositary Receipt.

Ratings shown are per Standard & Poor’s and Moody’s. Securities classified NR are not rated.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $13,544,250 or 6.0% of net assets.

(b)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently is in effect.@ September 30, 2004. This rate changes periodically based on market conditions or a specified market index.

(c)	The Fund pays the fixed rate and receives the floating rate.

Selected Notes to Financial Statements

VALUATION OF INVESTMENTS

Readily marketable portfolio securities listed on the New York Stock Exchange are generally valued at the last sale price at the close of the New York Stock Exchange. If no sales are reported, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Fund’s Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in a similar manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or such other comparable source as the Fund’s Trustees deem appropriate to reflect fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Trustees to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Trustees believe reflect most closely the value of such securities.

Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other types of securities and assets,

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments - September 30, 2004 (Unaudited)

including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees of the Fund believe accurately reflects fair value. The Fund’s securities which are primarily traded in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when holders of Common Shares have no ability to trade the Common Shares on the NYSE.

The Fund values certain securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by the method that the Board of Trustees believes accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

SWAPS

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk or to manage the duration of its portfolio. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

The Fund entered into interest rate swap agreements during the period ended September 30, 2004. The Fund generally invests in these interest rate swap transactions in order to manage the duration of the Municipal Securities Portfolio.

See selected notes and previously submitted notes to financial statements for the semi-annual period ending

June 30, 2004.

Item 2.	Controls and Procedures.

(a)	The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “Act”)) that occurred during its last quarter that have materially affected or are reasonably likely to materially affect these controls.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TS&W / Claymore Tax-Advantaged Balanced Fund

By:	/s/ Nicholas Dalmaso
Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer

Date: November 29, 2004

By:	/s/ Steven M. Hill
Name:	Steven M. Hill
Title:	Treasurer and Chief Financial Officer

Date: November 29, 2004